Vanguard® GNMA Fund
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (98.9%)
Conventional Mortgage-Backed Securities (92.3%)
[1,2]	Fannie Mae Pool	2.120%	5/1/2031	16,649	15,038
[1,2]	Fannie Mae Pool	2.250%	4/1/2033	21,701	19,000
[1,2]	Fannie Mae Pool	2.320%	4/1/2036	2,085	1,681
[1,2]	Fannie Mae Pool	2.690%	3/1/2037	6,120	5,241
[1,2]	Fannie Mae Pool	2.950%	6/1/2031	1,482	1,393
[1,2]	Fannie Mae Pool	2.960%	6/1/2031	1,732	1,634
[1,2]	Fannie Mae Pool	3.000%	6/1/2043	21,962	20,158
[1,2]	Fannie Mae Pool	3.010%	8/1/2034	1,635	1,473
[1,2]	Fannie Mae Pool	3.050%	7/1/2031	1,518	1,433
[1,2]	Fannie Mae Pool	3.240%	3/1/2028	4,475	4,401
[1,2]	Fannie Mae Pool	3.260%	12/1/2037	3,338	2,953
[1,2]	Fannie Mae Pool	3.410%	5/1/2032	3,278	3,103
[1,2]	Fannie Mae Pool	3.420%	4/1/2031	998	962
[1,2]	Fannie Mae Pool	3.460%	9/1/2029	4,686	4,599
[1,2,3]	Fannie Mae Pool	4.040%	11/1/2030–6/1/2037	39,152	38,957
[1,2]	Fannie Mae Pool	4.260%	3/1/2029	17,424	17,603
[1,2]	Fannie Mae Pool	4.400%	7/1/2030	22,358	22,662
[1,2]	Fannie Mae Pool	4.625%	6/1/2028	13,490	13,676
[1,2]	Fannie Mae Pool	4.750%	4/1/2035	9,159	9,347
[1,2]	Fannie Mae Pool	4.820%	4/1/2029	29,448	30,175
[1,2]	Fannie Mae Pool	4.950%	5/1/2035	6,620	6,857
[1,2]	Fannie Mae Pool	5.170%	2/1/2029	3,669	3,797
[1,2]	Fannie Mae Pool	5.200%	3/1/2029	17,415	18,044
[1,2]	Freddie Mac Gold Pool	3.000%	6/1/2043–1/1/2047	5,390	4,889
[1,2]	Freddie Mac Gold Pool	3.500%	11/1/2047–8/1/2048	993	931
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/2030–4/1/2044	1,149	1,125
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/2034–11/1/2045	12,414	12,460
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/2038–4/1/2044	4,323	4,416
[1]	Ginnie Mae I Pool	2.500%	11/15/2042–12/15/2046	30,651	27,388
[1,4]	Ginnie Mae I Pool	3.000%	1/15/2026–3/15/2046	234,550	214,921
[1]	Ginnie Mae I Pool	3.250%	8/15/2042	5,316	4,946
[1]	Ginnie Mae I Pool	3.500%	7/15/2039–6/15/2048	200,034	188,433
[1]	Ginnie Mae I Pool	3.750%	7/15/2042	682	648
[1]	Ginnie Mae I Pool	3.875%	10/15/2040–6/15/2042	8,875	8,521
[1,4]	Ginnie Mae I Pool	4.000%	8/15/2033–7/15/2046	263,453	255,797
[1]	Ginnie Mae I Pool	4.500%	4/15/2033–4/15/2044	137,000	136,837
[1]	Ginnie Mae I Pool	5.000%	11/15/2032–7/15/2052	117,999	119,834
[1]	Ginnie Mae I Pool	5.500%	12/15/2028–9/15/2045	87,789	89,928
[1]	Ginnie Mae I Pool	6.000%	12/15/2027–3/15/2040	30,776	31,877
[1]	Ginnie Mae I Pool	6.500%	1/15/2026–7/15/2040	30,746	32,303
[1]	Ginnie Mae I Pool	7.000%	11/15/2031–11/15/2036	2,906	2,971
[1]	Ginnie Mae I Pool	7.250%	1/15/2027	2	2
[1]	Ginnie Mae I Pool	7.500%	10/15/2031	1,400	1,445
[1]	Ginnie Mae I Pool	8.000%	8/15/2031	598	615
[1]	Ginnie Mae II Pool	1.500%	4/20/2044–4/20/2052	95,565	76,186
[1,3,4]	Ginnie Mae II Pool	2.000%	10/20/2043–11/15/2055	1,483,176	1,235,314
[1,3]	Ginnie Mae II Pool	2.500%	6/20/2037–11/15/2055	1,971,860	1,710,917
[1,3]	Ginnie Mae II Pool	3.000%	4/20/2031–11/15/2055	1,237,674	1,123,022
[1,5]	Ginnie Mae II Pool	3.500%	10/20/2040–11/20/2051	1,211,641	1,135,228
[1,3]	Ginnie Mae II Pool	4.000%	4/20/2039–11/15/2055	304,126	298,016
[1]	Ginnie Mae II Pool	4.500%	12/20/2032–11/20/2052	550,970	544,735
[1,3]	Ginnie Mae II Pool	5.000%	10/20/2032–11/15/2055	612,783	613,616
[1,3]	Ginnie Mae II Pool	5.500%	1/20/2034–11/15/2055	1,036,531	1,048,187
[1,3]	Ginnie Mae II Pool	6.000%	4/20/2028–11/20/2055	783,933	800,091
[1,3]	Ginnie Mae II Pool	6.500%	4/20/2037–11/15/2055	212	225
[1,2]	UMBS Pool	2.000%	11/1/2046–4/1/2052	2,731	2,238
[1,2,3]	UMBS Pool	3.000%	12/1/2025–11/25/2055	2,892	2,954
[1,2,3]	UMBS Pool	3.500%	9/1/2046–11/25/2055	57,625	54,677
[1,2]	UMBS Pool	4.000%	5/1/2046–6/1/2046	1,312	1,270
[1,2]	UMBS Pool	5.000%	9/1/2035	2,185	2,224
[1,2,3]	UMBS Pool	5.500%	8/1/2040–12/25/2055	240,126	243,100
[1,2,3]	UMBS Pool	6.000%	12/1/2052–12/25/2055	157,851	161,935

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	UMBS Pool	6.500%	2/1/2029–5/1/2040	507	539
					10,438,948
Nonconventional Mortgage-Backed Securities (6.6%)
[1,2,6]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.310%	8/1/2043	341	352
[1,2,6]	Fannie Mae Pool, RFUCCT1Y + 1.580%	6.330%	9/1/2044	1,450	1,498
[1,2]	Fannie Mae REMICS	1.500%	1/25/2051	4,899	2,859
[1,2]	Fannie Mae REMICS	2.000%	9/25/2042	1,970	1,854
[1,2]	Fannie Mae REMICS	2.500%	10/25/2042	1,987	1,901
[1,2]	Fannie Mae REMICS	3.000%	4/25/2040–7/25/2049	24,922	22,699
[1,2]	Fannie Mae REMICS	3.500%	7/25/2044–4/25/2059	53,478	46,359
[1,2]	Fannie Mae REMICS	4.500%	8/25/2048	1,530	1,469
[1,2]	Fannie Mae REMICS	5.500%	6/25/2051–3/25/2055	62,280	62,880
[1,2]	Fannie Mae REMICS	6.000%	10/25/2028–9/25/2032	694	712
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.514%	6.264%	10/1/2044	401	410
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.600%	6.951%	10/1/2044	1,759	1,813
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.616%	6.413%	9/1/2044	1,146	1,182
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.370%	7/1/2044	403	416
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.798%	10/1/2044	1,592	1,639
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.954%	9/1/2043	847	876
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.630%	6.549%	4/1/2044	1,122	1,158
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.386%	8/1/2043	1,366	1,412
[1,2]	Freddie Mac REMICS	2.000%	4/15/2042	3,487	3,253
[1,2]	Freddie Mac REMICS	2.500%	3/25/2052	4,292	3,071
[1,2]	Freddie Mac REMICS	3.500%	8/15/2045–1/25/2046	13,638	12,495
[1,2]	Freddie Mac REMICS	4.000%	6/15/2054	3,398	2,861
[1,2]	Freddie Mac REMICS	5.000%	3/25/2055	3,196	3,070
[1,2]	Freddie Mac REMICS	6.000%	4/15/2028–11/15/2032	1,791	1,839
[1]	Ginnie Mae REMICS	1.000%	8/20/2050–6/20/2051	20,879	16,144
[1]	Ginnie Mae REMICS	1.500%	11/20/2049–4/16/2050	15,867	13,171
[1]	Ginnie Mae REMICS	1.650%	11/20/2045	21,801	20,380
[1]	Ginnie Mae REMICS	2.000%	7/20/2042	11,565	10,593
[1]	Ginnie Mae REMICS	2.250%	3/16/2045–2/20/2052	8,768	7,992
[1]	Ginnie Mae REMICS	2.375%	4/20/2044	3,095	2,898
[1]	Ginnie Mae REMICS	2.500%	12/16/2039–2/20/2052	157,896	139,389
[1]	Ginnie Mae REMICS	2.650%	11/17/2048	1,327	1,284
[1]	Ginnie Mae REMICS	3.000%	6/20/2039–5/20/2052	197,134	173,222
[1]	Ginnie Mae REMICS	3.000%	7/20/2043	2,453	2,235
[1]	Ginnie Mae REMICS	3.250%	8/20/2044–2/20/2049	10,991	9,276
[1]	Ginnie Mae REMICS	3.500%	9/20/2044–2/20/2049	44,306	39,894
[1]	Ginnie Mae REMICS	3.697%	10/20/2048	8,277	7,514
[1]	Ginnie Mae REMICS	3.750%	12/16/2039	2,472	2,286
[1]	Ginnie Mae REMICS	4.000%	1/20/2045–2/20/2054	67,554	63,653
[1]	Ginnie Mae REMICS	4.500%	6/20/2039–4/16/2041	17,173	17,016
[1]	Ginnie Mae REMICS	5.000%	6/16/2037–12/20/2054	43,213	41,328
[1,6]	Ginnie Mae REMICS, TSFR1M + 0.314%	4.346%	2/20/2037	900	888
					747,241
Total U.S. Government and Agency Obligations (Cost $11,932,589)					11,186,189
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/2057	8,747	6,796
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/2058	9,198	7,074
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/2058	12,671	9,799
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	42,593	38,351
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	11,811	9,212
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/2059	46,262	38,242
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $137,895)					109,474

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (5.2%)
Money Market Fund (0.2%)
[7]	Vanguard Market Liquidity Fund	4.141%		263,452	26,345
			Maturity Date	Face Amount ($000)
Repurchase Agreements (5.0%)
	Bank of America Securities, LLC (Dated 10/31/2025, Repurchase Value $40,014, collateralized by U.S. Treasury Obligations 3.750%, 5/31/2030, with a value of $40,800)	4.140%	11/3/2025	40,000	40,000
	Bank of America Securities, LLC (Dated 10/31/2025, Repurchase Value $45,016, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 11/12/2025–11/15/2051, with a value of $45,900)	4.150%	11/3/2025	45,000	45,000
	Bank of America Securities, LLC (Dated 10/31/2025, Repurchase Value $3,901, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 8/1/2041–2/1/2055, with a value of $3,978)	4.150%	11/3/2025	3,900	3,900
	Bank of America Securities, LLC (Dated 10/31/2025, Repurchase Value $60,021, collateralized by U.S. Government Agency Obligations 2.000%–7.500%, 8/1/2030–10/1/2055, with a value of $61,200)	4.160%	11/3/2025	60,000	60,000
	Bank of Nova Scotia (Dated 10/31/2025, Repurchase Value $44,715, collateralized by U.S. Treasury Obligations 1.000%–4.000%, 4/15/2028–5/31/2030, with a value of $45,610)	4.130%	11/3/2025	44,700	44,700
	Barclays Capital Inc. (Dated 10/31/2025, Repurchase Value $37,413, collateralized by U.S. Treasury Obligations 3.875%, 4/30/2030, with a value of $38,148)	4.150%	11/3/2025	37,400	37,400
	Citigroup Global Markets Inc. (Dated 10/31/2025, Repurchase Value $58,120, collateralized by U.S. Treasury Obligations 2.750%–3.125%, 2/15/2042–11/15/2042, with a value of $59,262)	4.150%	11/3/2025	58,100	58,100
	Credit Agricole Securities (Dated 10/31/2025, Repurchase Value $23,208, collateralized by U.S. Treasury and Government Agency Obligations 1.875%–6.750%, 7/31/2026–2/15/2034, with a value of $23,664)	4.140%	11/3/2025	23,200	23,200
	HSBC Bank USA (Dated 10/31/2025, Repurchase Value $67,023, collateralized by U.S. Treasury Obligations 2.375%, 11/15/2049, with a value of $68,340)	4.140%	11/3/2025	67,000	67,000
	HSBC Bank USA (Dated 10/31/2025, Repurchase Value $18,206, collateralized by U.S. Government Agency Obligations 2.500%–7.000%, 7/1/2033–4/1/2055, with a value of $18,564)	4.150%	11/3/2025	18,200	18,200
	JP Morgan Securities, LLC (Dated 10/31/2025, Repurchase Value $55,019, collateralized by U.S. Treasury Obligations 0.000%–4.000%, 4/9/2026–5/31/2030, with a value of $56,100)	4.140%	11/3/2025	55,000	55,000
	Natixis SA (Dated 10/31/2025, Repurchase Value $64,923, collateralized by U.S. Treasury Obligations 0.500%–4.375%, 12/31/2025–5/15/2053, with a value of $66,198)	4.170%	11/3/2025	64,900	64,900
	Societe Generale (Dated 10/31/2025, Repurchase Value $15,305, collateralized by U.S. Treasury Obligations 3.375%, 8/15/2042, with a value of $15,606)	4.150%	11/3/2025	15,300	15,300
	TD Securities (USA) LLC (Dated 10/31/2025, Repurchase Value $11,004, collateralized by U.S. Government Agency Obligations 3.800%–3.950%, 9/1/2029–7/1/2030, with a value of $11,220)	4.160%	11/3/2025	11,000	11,000
	Wells Fargo & Co. (Dated 10/31/2025, Repurchase Value $20,307, collateralized by U.S. Government Agency Obligations 4.250%–6.500%, 5/15/2058–9/15/2065, with a value of $20,706)	4.160%	11/3/2025	20,300	20,300
					564,000
Total Temporary Cash Investments (Cost $590,341)					590,345
Total Investments (105.1%) (Cost $12,660,825)					11,886,008
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-4.2%)
[1,2,3]	UMBS Pool	2.500%	7/1/2027–12/25/2055	(369,959)	(313,776)

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,3]	UMBS Pool	4.500%	12/1/2040–12/25/2055	(165,830)	(161,546)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $477,053)					(475,322)
Other Assets and Liabilities—Net (-0.9%)					(103,592)
Net Assets (100%)					11,307,094
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
4	Securities with a value of $1,245 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
5	Securities with a value of $2,525 have been segregated as initial margin for open futures contracts.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	1,293	269,257	(73)
10-Year U.S. Treasury Note	December 2025	623	70,195	20
Ultra 10-Year U.S. Treasury Note	December 2025	327	37,763	541
Ultra Long U.S. Treasury Bond	December 2025	87	10,552	375
				863

Short Futures Contracts
5-Year U.S. Treasury Note	December 2025	(715)	(78,086)	(7)
Long U.S. Treasury Bond	December 2025	(540)	(63,349)	(1,705)
				(1,712)
				(849)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At October 31, 2025, counterparties had deposited in segregated accounts securities with a value of $340,000 and cash of $550,000 in connection with TBA transactions.
C.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	11,186,189	—	11,186,189
Asset-Backed/Commercial Mortgage-Backed Securities	—	109,474	—	109,474
Temporary Cash Investments	26,345	564,000	—	590,345
Total	26,345	11,859,663	—	11,886,008
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(475,322)	—	(475,322)

Derivative Financial Instruments
Assets
Futures Contracts[1]	936	—	—	936
Liabilities
Futures Contracts[1]	(1,785)	—	—	(1,785)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.